UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-05385

Deutsche Value Series, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 11/30

Date of reporting period: 2/29/2016

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                    as of February 29, 2016 (Unaudited)

Deutsche CROCI Equity Dividend Fund

	Shares	Value ($)
Common Stocks 99.2%
Consumer Discretionary 7.8%
Auto Components 2.4%
Johnson Controls, Inc.	647,753	23,617,074
Multiline Retail 2.6%
Target Corp.	321,527	25,223,793
Specialty Retail 2.8%
The Gap, Inc. (a)	960,956	26,570,434
Consumer Staples 14.4%
Beverages 4.7%
Coca-Cola Co.	525,608	22,669,473
PepsiCo, Inc.	230,974	22,593,877
		45,263,350
Food & Staples Retailing 2.4%
Wal-Mart Stores, Inc.	349,246	23,168,980
Food Products 2.5%
Archer-Daniels-Midland Co.	683,307	23,888,413
Household Products 2.4%
Procter & Gamble Co.	288,349	23,151,541
Tobacco 2.4%
Philip Morris International, Inc.	255,649	23,271,728
Energy 4.5%
Oil, Gas & Consumable Fuels
Phillips 66	290,694	23,078,197
Valero Energy Corp.	340,185	20,438,315
		43,516,512
Health Care 7.0%
Pharmaceuticals
Johnson & Johnson	229,872	24,184,833
Merck & Co., Inc.	435,185	21,850,639
Pfizer, Inc.	726,545	21,556,590
		67,592,062
Industrials 31.0%
Aerospace & Defense 7.4%
Lockheed Martin Corp.	105,017	22,661,618
Raytheon Co.	186,891	23,146,450
United Technologies Corp.	261,009	25,218,690
		71,026,758
Electrical Equipment 8.0%
Eaton Corp. PLC	468,789	26,585,024
Emerson Electric Co.	523,992	25,586,530
Rockwell Automation, Inc. (a)	244,426	25,442,302
		77,613,856
Industrial Conglomerates 5.0%
3M Co.	161,079	25,268,463
General Electric Co.	790,287	23,028,963
		48,297,426
Machinery 10.6%
Cummins, Inc.	263,648	25,724,135
Dover Corp.	417,634	25,383,795
Illinois Tool Works, Inc.	273,407	25,768,610
Parker-Hannifin Corp. (a)	251,471	25,448,865
		102,325,405
Information Technology 22.1%
Communications Equipment 2.6%
Cisco Systems, Inc.	956,393	25,038,369
Electronic Equipment, Instruments & Components 2.5%
Corning, Inc.	1,322,174	24,195,784
IT Services 2.5%
International Business Machines Corp.	181,517	23,784,173
Semiconductors & Semiconductor Equipment 9.6%
Applied Materials, Inc.	1,310,446	24,728,116
Intel Corp.	748,636	22,152,139
QUALCOMM, Inc.	465,734	23,654,630
Xilinx, Inc.	466,519	22,029,027
		92,563,912
Technology Hardware, Storage & Peripherals 4.9%
Apple, Inc.	222,844	21,546,786
NetApp, Inc.	1,044,281	25,939,940
		47,486,726
Materials 5.1%
Chemicals
LyondellBasell Industries NV "A"	292,189	23,436,480
The Mosaic Co.	989,270	26,364,045
		49,800,525
Telecommunication Services 2.5%
Diversified Telecommunication Services
Verizon Communications, Inc.	471,181	23,903,012
Utilities 4.8%
Multi-Utilities
Consolidated Edison, Inc. (a)	326,790	22,878,568
Sempra Energy	240,682	23,228,220
		46,106,788
Total Common Stocks (Cost $981,458,791)		957,406,621
Securities Lending Collateral 3.8%
Daily Assets Fund "Capital", 0.42% (b) (c) (Cost $36,816,876)	36,816,876	36,816,876
Cash Equivalents 0.6%
Central Cash Management Fund, 0.33% (b) (Cost $5,672,221)	5,672,221	5,672,221
	% of Net Assets	Value ($)
Total Investments Portfolio (Cost $1,023,947,888) †	103.6	999,895,718
Other Assets and Liabilities, Net	(3.6)	(34,667,273)
Net Assets	100.0	965,228,445

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

†	The cost for federal income tax purposes was $1,024,331,666. At February 29, 2016, net unrealized depreciation for all securities based on tax cost was $24,435,948. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $53,554,005 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $77,989,953.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at February 29, 2016 amounted to $36,195,226, which is 3.7% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$957,406,621	$—	$—	$957,406,621
Short-Term Investments (d)	42,489,097	—	—	42,489,097
Total	$999,895,718	$—	$—	$999,895,718

There have been no transfers between fair value measurement levels during the period ended February 29, 2016.

(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche CROCI® Equity Dividend Fund, a series of Deutsche Value Series, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	April 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	April 22, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	April 22, 2016